Stockholders' Equity (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Equity Attributable to Starwood Stockholders [Abstract]
Beginning balance	$ 2,955
Net income (loss)	128	26
Equity compensation activity and other	46
Other comprehensive income (loss)	39	53
Ending balance	3,168
Common Shares [Member]
Equity Attributable to Starwood Stockholders [Abstract]
Beginning balance	2
Net income (loss)
Equity compensation activity and other
Other comprehensive income (loss)
Ending balance	2
Additional Paid-in-Capital [Member]
Equity Attributable to Starwood Stockholders [Abstract]
Beginning balance	963
Net income (loss)
Equity compensation activity and other	42
Other comprehensive income (loss)
Ending balance	1,005
Accumulated Other Comprehensive Income [Member]
Equity Attributable to Starwood Stockholders [Abstract]
Beginning balance	(348)
Net income (loss)
Equity compensation activity and other
Other comprehensive income (loss)	39
Ending balance	(309)
Retained Earnings [Member]
Equity Attributable to Starwood Stockholders [Abstract]
Beginning balance	2,337
Net income (loss)	128
Equity compensation activity and other
Other comprehensive income (loss)
Ending balance	2,465
Equity Attributable to Noncontrolling Interests [Member]
Equity Attributable to Starwood Stockholders [Abstract]
Beginning balance	1
Net income (loss)
Equity compensation activity and other	4
Other comprehensive income (loss)
Ending balance	$ 5